Assets and Liabilities Related to Insurance Risks (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Insurance subsidiary investments	$ 99,951	$ 96,295
Reinsurance recoverables	7,376	7,186
Other	100	150
Insurance Risks Assets Current, Total	107,427	103,631
Non-current asset:
Insurance subsidiary investments	166,045	149,094
Reinsurance and other recoverables	155,436	139,091
Deposits	5,307	5,727
Other	38	39
Insurance Risks Assets Non Current, Total	326,826	293,951
Insurance Risks Assets, Total	434,253	397,582
Liabilities:
Current	103,939	101,037
Non-current	393,071	393,823
Allowance For Insurance Risks, Total	497,010	494,860	$ 484,079	$ 434,414
Professional Malpractice Liability Insurance
Current assets:
Insurance subsidiary investments	63,183	60,117
Reinsurance recoverables	7,376	7,186
Insurance Risks Assets Current, Total	70,559	67,303
Non-current asset:
Insurance subsidiary investments	84,210	66,648
Reinsurance and other recoverables	81,722	70,465
Deposits	3,879	4,238
Insurance Risks Assets Non Current, Total	169,811	141,351
Insurance Risks Assets, Total	240,370	208,654
Liabilities:
Current	64,137	60,993
Non-current	243,614	246,230
Allowance For Insurance Risks, Total	307,751	307,223	290,718	263,727
Workers compensation
Current assets:
Insurance subsidiary investments	36,768	36,178
Other	100	150
Insurance Risks Assets Current, Total	36,868	36,328
Non-current asset:
Insurance subsidiary investments	81,835	82,446
Reinsurance and other recoverables	73,714	68,626
Deposits	1,428	1,489
Other	38	39
Insurance Risks Assets Non Current, Total	157,015	152,600
Insurance Risks Assets, Total	193,883	188,928
Liabilities:
Current	39,802	40,044
Non-current	149,457	147,593
Allowance For Insurance Risks, Total	$ 189,259	$ 187,637	$ 193,361	$ 170,687